Shareholder Report, Average Annual Return (Details) 196216_Oaktree Emerging Markets Equity Fund_Class A_TSR Annual {Class A}	12 Months Ended	44 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	38.75%	10.34%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	45.66%	11.85%
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return (USD) Index
Average Annual Return, Percent	33.57%	12.47%